Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Amounts of related parties linked to NIS	$ 52	$ 48
Amounts of related parties linked to NIS (Included in the total related parties)		19
Balances of InterCure Ltd's shares total	2,411	$ 2,273
Rent expense	$ 20
Company's share in the shares of InterCure Ltd		1.94%